787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 18, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.
Post-Effective Amendment No. 70 to Registration Statement on Form N-1A
Securities Act File No. 33-21844
Investment Company Act File No. 811-05555

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Sanford C. Bernstein Fund, Inc., a Maryland corporation (the “Fund”), Post-Effective Amendment No. 70 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.

The Amendment relates to the following portfolios, each a series of the Fund:

S000011051 California Municipal Portfolio
S000011052 Short Duration New York Municipal Portfolio
S000011053 Short Duration Plus Portfolio
S000011054 U.S. Government Short Duration Portfolio
S000011055 Diversified Municipal Portfolio
S000011056 Emerging Markets Portfolio
S000011057 Intermediate Duration Portfolio
S000011058 Tax-Managed International Portfolio
S000011059 International Portfolio
S000011060 New York Municipal Portfolio
S000011061 Short Duration California Municipal Portfolio
S000011062 Short Duration Diversified Municipal Portfolio
S000027647 Overlay A Portfolio
S000027648 Tax-Aware Overlay A Portfolio
S000027649 Overlay B Portfolio
S000027650 Tax-Aware Overlay B Portfolio
S000027651 Tax-Aware Overlay C Portfolio
S000027652 Tax-Aware Overlay N Portfolio

The Amendment designates an effective date of January 15, 2016 pursuant to Rule 485(b)(1)(iii) under the 1933 Act.

The undersigned was responsible for the review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

NEW YORK        WASHINGTON        PARIS        LONDON         MILAN        ROME        FRANKFURT         BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy

Jessica A. Herlihy

cc:	Nancy E. Hay, AllianceBernstein L.P.
P. Jay Spinola, Willkie Farr & Gallagher LLP